PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 147,617	$ 124,268
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	66,351	55,243
Renewable Power | North America
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	41,636	37,016
Renewable Power | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,578	4,708
Renewable Power | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,585	8,264
Renewable Power | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,409	3,396
Renewable Power | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,143	$ 1,859